Business combinations, 2021 (Details) $ in Thousands										12 Months Ended
	Dec. 14, 2021 USD ($) MW	Nov. 25, 2021 USD ($) MW	Aug. 06, 2021 USD ($) Plant MW	Jul. 22, 2021 USD ($)	May 14, 2021 USD ($) MW	Apr. 07, 2021 USD ($) MW	Jan. 08, 2021 USD ($)	Jan. 07, 2021	Jan. 06, 2021 USD ($) MW	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2022	Sep. 30, 2021
Business combinations [Abstract]
Payment to acquire equity investment										$ 4,901	$ 202,345
Percentage of interest acquired												49.00%
Ownership interest										49.00%	49.00%
Fair Value of Assets and Liabilities Acquisition [Abstract]
Property, plant and equipment under IAS 16 (Note 6)										$ 542,000	$ 520,579
Rights of use under IFRS 16 (Lessee) or intangible assets under IAS 38 (Note 6)											22,149
Deferred tax asset (Note 18)											4,410
Other non-current assets											12,967
Cash & cash equivalents											21,012
Other current assets											61,010
Non-current Project debt (Note 15)											(288,352)
Current Project debt (Note 15)											(38,781)
Deferred tax liabilities (Note 18)											(4,910)
Other current and non-current liabilities											(87,881)
Non-controlling interests											(8,287)
Total net assets acquired at fair value											213,916
Asset acquisition - purchase price paid											(210,868)
Fair value of previously held 15% stake in Rioglass											(3,048)
Net result of business combinations											0
Revenue contributed by acquisitions											163,500
Amount of profit after tax											800
Additional revenue amount											17,700
Additional amount of profit after tax											$ 3,300
Chile PV2 [Member] | Renewable Energy [Member]
Business combinations [Abstract]
Gross capacity | MW									40
Payment to acquire equity investment									$ 5,000
Percentage of non-controlling interests									65.00%
Asset Acquisition [Member]
Fair Value of Assets and Liabilities Acquisition [Abstract]
Property, plant and equipment under IAS 16 (Note 6)										58,002
Rights of use under IFRS 16 (Lessee) or intangible assets under IAS 38 (Note 6)										16,993
Cash & cash equivalents										1,057
Other current assets										8,283
Non-current Project debt (Note 15)										(1,301)
Current Project debt (Note 15)										(148)
Other current and non-current liabilities										(18,919)
Non-controlling interests										(14,300)
Total net assets acquired at fair value										49,667
Asset acquisition - purchase price paid										(49,667)
Net result of business combinations										0
Revenue contributed by acquisitions										6,200
Amount of profit after tax										1,700
Additional revenue amount										4,800
Additional amount of profit after tax										$ 1,700
Rioglass [Member]
Business combinations [Abstract]
Percentage of interest acquired							42.50%				85.00%		42.50%
Ownership interest							57.50%	15.00%
Acquisition, purchase price paid				$ 4,800			$ 8,600
Additional consideration paid							$ 3,700
Coso [Member]
Business combinations [Abstract]
Gross capacity | MW						135
Payment to acquire equity investment						$ 130,000
Fair Value of Assets and Liabilities Acquisition [Abstract]
Property, plant and equipment under IAS 16 (Note 6)											$ 383,153
Rights of use under IFRS 16 (Lessee) or intangible assets under IAS 38 (Note 6)											0
Deferred tax asset (Note 18)											0
Other non-current assets											11,024
Cash & cash equivalents											6,363
Other current assets											14,378
Non-current Project debt (Note 15)											(248,544)
Current Project debt (Note 15)											(13,415)
Deferred tax liabilities (Note 18)											0
Other current and non-current liabilities											(22,959)
Non-controlling interests											0
Total net assets acquired at fair value											130,000
Asset acquisition - purchase price paid											(130,000)
Fair value of previously held 15% stake in Rioglass											0
Net result of business combinations											0
Calgary District Heating Center [Member]
Business combinations [Abstract]
Gross capacity | MW					55
Payment to acquire equity investment					$ 22,900
Italy PV 1 and 2 [Member]
Business combinations [Abstract]
Number of solar plants acquired | Plant			2
Gross capacity | MW			3.7
Payment to acquire equity investment			$ 9,000
La Sierpe [Member]
Business combinations [Abstract]
Gross capacity | MW		20
Payment to acquire equity investment		$ 23,500
Italy PV 3 [Member]
Business combinations [Abstract]
Gross capacity | MW	2.5
Payment to acquire equity investment	$ 4,000
Other [Member]
Fair Value of Assets and Liabilities Acquisition [Abstract]
Property, plant and equipment under IAS 16 (Note 6)											137,426
Rights of use under IFRS 16 (Lessee) or intangible assets under IAS 38 (Note 6)											22,149
Deferred tax asset (Note 18)											4,410
Other non-current assets											1,943
Cash & cash equivalents											14,649
Other current assets											46,632
Non-current Project debt (Note 15)											(39,808)
Current Project debt (Note 15)											(25,366)
Deferred tax liabilities (Note 18)											(4,910)
Other current and non-current liabilities											(64,922)
Non-controlling interests											(8,287)
Total net assets acquired at fair value											83,916
Asset acquisition - purchase price paid											(80,868)
Fair value of previously held 15% stake in Rioglass											(3,048)
Net result of business combinations											$ 0